Annual Total Returns[BarChart] - Bull ProFund - Investor	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(0.12%)	13.79%	29.68%	11.55%	(0.32%)	9.69%	19.51%	(6.09%)	28.97%	16.07%